Summary of Significant Accounting Policies and Basis of Presentation (Details) - Schedule of net income (loss) per share of common stock - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Class A Common Stock [Member]
Numerator: Income allocable to Class A common stock
Income from investments held in Trust Account	$ 5,020	$ 74,050
Less: Company’s portion available to be withdrawn to pay taxes	(5,020)	(74,050)
Net income attributable
Denominator: Weighted average Class A common stock
Basic and diluted weighted average shares outstanding, Class A common stock (in Shares)	20,650,000	20,650,000
Basic and diluted net income per share, Class A common stock (in Dollars per share)	$ 0	$ 0
Class B Common Stock [Member]
Numerator: Net income (loss) minus net income allocable to Class A common stock
Net income (loss)	$ (5,573,619)	$ 1,456,577
Net income allocable to Class A common stock
Net income (loss) attributable	$ (5,573,619)	$ 1,456,577
Denominator: weighted average Class B common stock
Basic and diluted weighted average shares outstanding, Class B common stock (in Shares)	5,162,500	5,162,500
Basic and diluted net income (loss) per share, Class B common stock (in Dollars per share)	$ (1.08)	$ 0.28